SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Mar. 31, 2024
Summary of Significant Accounting Policies
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation and principles of consolidation

The accompanying consolidated financial statements have been prepared in accordance with U.S. GAAP and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). The accompanying consolidated financial statements include the financial statements of the Company, its wholly owned subsidiaries, and the VIEs and VIEs’ subsidiaries. All inter-company balances and transactions are eliminated upon consolidation.

Non-controlling interest

For the Company’s consolidated subsidiaries and the VIEs, non-controlling interests are recognized to reflect the portion of equity that is not attributable, directly or indirectly, to the Company as the controlling shareholder. Non-controlling interests are classified as a separate line item in the equity section of the Company’s consolidated balance sheets and have been separately disclosed in the Company’s consolidated statements of income and comprehensive income (loss) to distinguish the interests from that of the controlling shareholder.

As of March 31, 2024 and 2023, non-controlling interest equity consisted of the following:

		As of
	Percentage of ownership of	March 31,	March 31,
Entity	non-controlling interest	2024	2023
Shanghai	45%	$234,941	$371,562
Beijing	45%	771,142	718,038
Qinghai	45%	235,710	155,413
Harbin	45%	463,615	400,996
Zhengzhou	45%	361,825	338,329
Chengdu	45%	260,054	223,358
Guangzhou	45%	279,086	263,581
Changchun	45%	331,372	282,477
Hefei	45%	262,357	237,479
Hangzhou	45%	448,796	456,811
Tianjin	45%	401,220	335,068
Shenzhen	45%	147,123	161,240
Qingdao	45%	95,005	70,669
Kunming	45%	649,401	498,348
Xi'an	45%	260,115	241,971
Shijiazhuang	45%	601,817	455,805
Ningbo	45%	180,341	176,260
Chongqing	45%	166,827	172,238
Changyun (1)	45%	214,686	365,085
Nanjing	45%	—	—
Su Zhou	45%	—	—
Changzhou	45%	—	—
Zibo	45%	—	—
Total non-controlling interest		$6,365,433	$5,924,728

(1)	On March 17, 2023, the shareholders of the Changyun approved a reduction of its registered capital from RMB5.0 million ($699,007) to RMB1.0 million ($139,801), and RMB704,000 ($98,220) of capital contribution was returned to the NCI during the year ended March 31, 2024.

Use of estimates

In preparing the consolidated financial statements in conformity U.S. GAAP, the management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These accounting estimates used in the preparation of the consolidated financial statements will change as new events occur, as more experience is acquired, as additional information is obtained and as our operating environment changes. These estimates are based on management’s best available information including current events, historical experience, actions that the company may undertake in the future and on various other assumptions that are believed to be reasonable under the circumstances. Significant estimates required to be made by management include, but are not limited to, assessment of the expected credit losses for financial assets, valuation of inventories, useful lives of property and equipment and intangible assets, the recoverability of long-lived assets, realization of deferred tax assets, implicit interest rate of operating leases, and the revenue recognition of leasing of equipment. As a result, actual results may be different from these estimates.

Risks and uncertainties

The main operations of the Company are located in the PRC. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in the PRC, as well as by the general state of the economy in the PRC. The Company’s results may be adversely affected by changes in the political, regulatory and social conditions in the PRC. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note 1, such experience may not be indicative of future results.

The Company’s business, financial condition and results of operations may also be negatively impacted by risks related to natural disasters, extreme weather conditions, health epidemics and other catastrophic incidents, which could significantly disrupt the Company’s operations.

Since the resurgence of the COVID-19 pandemic in March 2022 (“2022 Resurgence”) in China, the Chinese government employed measures including city lockdowns, quarantines, travel restrictions, suspension of business activities and school closures to reduce the spread of COVID-19. In early December 2022, China announced a nationwide loosening of its zero-covid policy, and most of the travel restrictions and quarantine requirements were lifted in December 2022. Although there were significant surges of COVID-19 cases in many cities in China during the period from December 2022 to January 2023, but the spread of the COVID-19 had been slowed down and it was successfully under control currently in China. However, burdened by protracted property crisis, weak consumer and business confidence, mounting local government debts, and slower global growth, the post pandemic economy in China has been recovered at a slower pace than expected. The Company’s total revenue (excluding the impact of foreign currency translation) decreased slightly by 3.9% during the year ended March 31, 2024 as compared to the same period last year. However, due to the depreciation of Renminbi against U.S. dollars of 4.2%, the Company’s total revenues decreased by $1,461,355, or 7.9%, to $16,963,957 for the year ended March 31, 2024 from $18,425,312 for the year ended March 31, 2023. The impact of COVID-19 pandemic still depends on the future developments that cannot be accurately predicted at this time, such as the extent and effectiveness of containment actions, the Company may experience customer losses, including due to bankruptcy or customers cutting budget or ceasing operations, which may also result in delays in collections or an inability to collect accounts receivable from these customers. The extent to which COVID-19 may continue to impact the Company’s financial condition, results of operations, or liquidity continues to remain uncertain, and as of the date of issuance of these financial statements, the Company is not aware of any specific event or circumstance that would require an update to its estimates or judgments or an adjustment to the carrying value of the Company’s assets or liabilities. These estimates may change, as new events occur and additional information is obtained, which will be recognized in the consolidated financial statements as soon as they become known. Actual results could differ from those estimates, and any such differences may be material to the Company’s financial statements.

Cash and cash equivalents

Cash include cash on hand and deposits held by banks that can be added or withdrawn without limitation. The Company maintains all of its bank accounts in the PRC. The Company’s cash balances in these bank accounts in the PRC are not insured by the Federal Deposit Insurance Corporation or other programs. The Company considers all highly liquid investment instruments with an original maturity of three months or less from the date of purchase to be cash equivalents.

Short-term investment

Short-term investments include wealth management products, which are certain deposits with variable interest rates or principal not-guaranteed with certain financial institutions and the Company can redeem the deposits at any time. The Company records wealth management products with variable interest rates with maturities less than one year at fair value in accordance with ASC 825 Financial Instruments. The interest earned is recognized in the consolidated statements of income and comprehensive income (loss) as interest income.

As of March 31, 2024 and 2023, the Company had short-term investments balance of $1,131,267 and $811,498, including accrued interests of $23,556 and $10,683, respectively.

Credit Losses

On April 1, 2023, the Company adopted Accounting Standards Update (“ASU”) 2016-13 “Financial Instruments – Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments,” by using a modified retrospective transition method, which replaces the incurred loss impairment methodology with an expected loss methodology that is referred to as the current expected credit loss methodology. The expected credit loss impairment model requires the entity to recognize its estimate of expected credit losses for affected financial assets using an allowance for credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The adoption of ASU 2016-13 did not have a material impact on the Company’s financial statements.

The Company’s accounts receivable from third parties and related parties, finance receivable, long-term receivable, loans and security deposits which is included in current and non-current prepaid expenses and other assets line item in the balance sheet are within the scope of ASC Topic 326. The Company uses the roll-rate method to measure the expected credit losses of accounts receivable, finance receivable and long-term receivable on a collective basis when similar risk characteristics exist. The roll-rate method stratifies the receivables balance by delinquency stages and projected forward in one-year increments using historical roll rate. In each year of the simulation, losses on the receivables are captured, and the ending delinquency stratification serves as the beginning point of the next iteration. This process is repeated on a yearly rolling basis. The loss rate calculated for each delinquency stage is then applied to respective receivables balance. The management adjusts the allowance that is determined by the roll-rate method for both current conditions and forecasts of economic conditions. For security deposits and loans to third parties, the Company uses the loss-rate method to evaluates the expected credit losses on an individual basis. When establishing the loss rate, the Company makes the assessment on various factors, including historical experience, current economic conditions and other factors that may affect its ability to collect from the debtors. The Company also provides specific provisions for allowance when facts and circumstances indicate that the receivable is unlikely to be collected.

Expected credit losses are included in general and administrative expenses in the consolidated statements of income and comprehensive income (loss). After all attempts to collect a receivable have failed, the receivable is written off against the allowance.

Accounts receivable, net

Accounts receivable, net represent the amounts that the Company has an unconditional right to consideration, which are stated at the original amount less an allowance for credit losses. Allowance for credit losses for accounts receivable amounted to $133,449 and $256,882 as of March 31, 2024 and 2023, respectively.

Advances to suppliers, net

Advance to suppliers consists of balances paid to suppliers for purchase of office equipment, equipment parts and suppliers and others that have not been used against purchases. Advance to suppliers are short-term in nature and are reviewed periodically to determine whether their carrying value has become impaired. The Company considers the assets to be impaired if the utilization of the advance becomes doubtful. The Company continually assesses the credit quality of its suppliers and the factors that affect the credit risk and the supplier’s capability of fulfilling the future purchase orders and then records specific allowances for those advances based on the specific facts and circumstances. Allowance for doubtful accounts amounted to $175,135 and $254,538 as of March 31, 2024 and 2023, respectively.

Prepaid expenses and other current assets, net

Prepaid expenses and other current assets consist of prepaid social security-employee portion, loans to third parties which are used for short-term funding to support various third-party suppliers and employees, security deposits primarily include security deposits paid to landlords for the Company’s leased offices as well as security deposits paid to the Company’s suppliers, deferred initial public offering costs and others. Loans to third parties and security deposits are within the scope of ASC Topic 326, allowance for credit losses for loans to third parties amounted to $19,647 and $nil as of March 31, 2024 and 2023, respectively, and allowance for credit losses for security deposits and other were both $nil as of March 31, 2024 and 2023, respectively.

Finance receivable, net

Finance receivables consist of receivables in relation to sales-type leases resulting from the sales of equipment. Finance receivables is recorded upon the inception of the lease, and consists the minimum lease payments, net of the unearned interest income and allowance for credit losses. It is recognized as current or non-current assets in the balance sheets based on the duration of the remaining lease terms. Allowance for credit losses amounted to $6,040 and $34,191 as of March 31, 2024 and 2023, respectively.

Inventories, net

Inventories, primarily consisting of purchased equipment, equipment parts and supplies, are stated at the lower of cost or net realizable value. Net realizable value is the estimated selling price in the normal course of business less any costs to complete and sell products. Cost of inventory is determined using the weighted average cost method. The Company periodically evaluates inventories against their net realizable value, and reduces the carrying value of those inventories that are obsolete or in excess of the forecasted usage to their estimated net realizable value based on various factors including aging and future demand of each type of inventories. The Company recorded inventory reserve of $19,830 and $23,301 as of March 31, 2024 and 2023, respectively.

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization of property and equipment are provided using the straight-line method over their expected useful lives, as follows:

Useful Life
Electric equipment	3 years
Machinery and equipment	5 years
Motor vehicles	4 years
Office furniture	5 years
Leasehold improvement	Lesser of useful life and lease term

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the consolidated statements of income and comprehensive income (loss) in other income.

Leases

The VIEs, Junzhang Shanghai, Junzhang Beijing and their subsidiaries entered into various operating lease agreements with different landlords to lease office space and warehouse space in major cities in the PRC. All of these leases are accounted for as operating leases, under the adoption of ASC Topic 842 (“Topic 842”).

The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, current portion of operating lease liabilities, and non-current portion of operating lease liabilities on the Company’s consolidated balance sheets.

Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date. As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of future payments. The operating lease ROU asset also includes any lease payments made and excludes lease incentives and includes initial direct costs incurred. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Lease expenses for minimum lease payments are recognized on a straight-line basis over the lease term. All operating lease right-of-use assets are reviewed for impairment annually. There was no impairment for operating lease right-of-use lease assets for the years ended March 31, 2024, 2023 and 2022.

The Company has elected the short-term lease practical expedient, and therefore operating lease right-of-use assets and liabilities do not include leases with a lease term of twelve months or less.

Deferred initial public offering (“IPO”) costs

The Company complies with the requirement of the ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A — “Expenses of Offering”. Deferred offering costs consist of underwriting, legal, accounting and other expenses incurred through the balance sheet date that are directly related to the intended IPO. Deferred offering costs will be charged to shareholders’ equity upon the completion of the IPO. Should the IPO prove to be unsuccessful, these deferred costs, as well as additional expenses to be incurred, will be charged to the consolidated statements of income and comprehensive income (loss). As of March 31, 2024 and 2023, deferred IPO costs were $433,007 and $448,535, respectively, which are included in prepaid expenses and other current assets in the consolidated balance sheets.

Impairment of long-lived assets

Long-lived assets with finite lives, primarily consists of property and equipment and right-of-use assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the estimated cash flows from the use of the asset and its eventual disposition are below the asset’s carrying value, then the asset is deemed to be impaired and written down to its fair value. There were no impairments of these assets for the years ended March 31, 2024, 2023 and 2022.

Fair value of financial instruments

ASC Topic 820, “Fair Value Measurements and Disclosures,” defines Fair Value (“FV”), and establishes a three-level valuation hierarchy for disclosures of FV measurement that enhances disclosure requirements for FV measures. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 — inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 — inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.
●	Level 3 — inputs to the valuation methodology are unobservable.

Unless otherwise disclosed, the fair value of the Company’s financial instruments, including cash and cash equivalents, accounts receivable, net, accounts receivable due from related parties, due from related parties, prepaid expenses and other current assets, short-term bank loan, accounts payable, accounts payable due to related parties, deferred revenue, payroll payable, due to related parties, and accrued expenses and other current liabilities approximate the fair value of the respective assets and liabilities as of March 31, 2024 and 2023 based upon the short-term nature of the assets and liabilities. The Company carries short-term investments in wealth management products at fair value, which are measured at Level 2.

Foreign currency translation

The functional currency for Eshallgo is the U.S Dollar (“US$”). Eshallgo HK uses Hong Kong dollar as its functional currency. However, Eshallgo, and Eshallgo HK currently only serve as the holding companies and did not have active operations as of the date of this report. The Company operates its business through the VIEs in the PRC through March 31, 2024. The functional currency of the VIEs is the Renminbi (“RMB”). Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transaction.

The reporting currency of the Company is the US$, and the accompanying consolidated financial statements have been expressed in US$. In accordance with ASC Topic 830-30, “Translation of Financial Statements”, Assets and liabilities of the Company are translated at the exchange rate at each reporting period end date. Equity is translated at historical rates. Income and expense accounts are translated at the average rate of exchange during the reporting period. The resulting translation adjustments are reported under other comprehensive income (loss). Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets. Gains and losses resulting from the translations of foreign currency transactions and balances are reflected in the results of operations.

The RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions. No representation is made that the RMB amounts could have been, or could be, converted into US$ at the rates used in translation.

The following table outlines the currency exchange rates that were used in creating the financial statements in this report:

	March 31,	March 31,	March 31,
	2024	2023	2022
Year-end spot rate	US$1=RMB 7.2221	US$1=RMB 6.8680	US$1=RMB 6.3393
Average rate	US$1=RMB 7.1530	US$1=RMB 6.8526	US$1=RMB 6.4180

Revenue recognition

The Company generates its revenues primarily through sales of equipment and provision of services and recognizes revenue in accordance with ASC 606. ASC 606 establishes principles for reporting information about the nature, amount, timing and uncertainty of revenue and cash flows arising from the entity’s contracts to provide goods or services to customers. The core principle requires an entity to recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those goods or services recognized as performance obligations are satisfied.

ASC 606 requires the use of a new five-step model to recognize revenue from customer contracts. The five-step model requires that the Company (i) identify the contract with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when (or as) the Company satisfies the performance obligation.

Revenue amount represents the invoiced value, net of a value-added tax (the “VAT”). Revenues under bundled arrangements are allocated considering the relative standalone selling prices of the performance obligations included in the bundled arrangement.

More specifically, revenue related to the Company’s products and services is generally recognized as follows:

Revenue from sales of equipment

Revenues from the sale of equipment directly to end customers and distributors, including those from sales-type leases (see “Revenue from leasing of equipment” below), are recognized when obligations under the terms of a contract with our customer are satisfied and control has been transferred to the customer. For equipment placements that require the Company to install the product at the customer location, it has two promises, which are to transfer the products and to provide the installation services. The installation required is not complex and can be completed simultaneously together with delivery of the products and is considered to be immaterial in the context of the contract with the customer. For such arrangements, there is one performance obligation in each contract, which is to provide the requested equipment to the customer and the total consideration under the contract is recognized as revenue when the goods have been delivered and installed at the customer location.

The Company does not offer its customer warranties that can be purchased separately, and the warranties only provide its customers with the peace of mind that the Company will fix or possibly replace the equipment if the original one was faulty, the Company determines that its warranty is assurance-type warranty. Since an assurance-type warranty guarantees the functionality of a product, the warranty is not accounted for as a separate performance obligation, and thus no transaction price is allocated to it.

No significant returns, refund and other similar obligations during the years ended March 31, 2024, 2023 and 2022.

Revenue from leasing of equipment

The Company records rental income from the leasing of equipment in accordance with ASC 842. The two primary lease accounting provisions the Company assesses for the classification of transactions as sales-type or operating leases are: (1) a review of the lease term to determine if it is equal to or greater than 75% of the economic life of the equipment and (2) a review of the present value of the minimum lease payments to determine if they are equal to or greater than 90% of the fair market value of the equipment at the inception of the lease. Lease arrangements that meet these conditions are accounted for as sales-type leases and sales profit or loss at lease inception is recognized as noted above for sales of equipment. Lease arrangements that do not meet these conditions are accounted for operating leases. The revenue from an operating lease is recognized on a straight-line basis over the term of the lease.

A significant portion of the Company’s lease to end customers are made through bundled lease arrangements that typically include equipment, financing and maintenance components for which the customer pays a single negotiated fixed minimum monthly payment for all elements over the contractual lease term. These arrangements also typically include an incremental, variable component for excess page volumes consumed. When the customer prints more than the maximum monthly page volume stated in the contract, the Company will charge excess page volume consumed, which are often expressed in terms of price-per-page. Revenue related to the excess page charges is calculated based on actual excess page volume consumed by price-per-page and is recognized when excess pages were used by the customer. The fixed minimum monthly payments are multiplied by the number of months in the contract term to arrive at the total fixed minimum payments that the customer is obligated to make (fixed payments) over the lease term. In applying the lease accounting methodology, the Company only considers the fixed payments for purposes of allocating to the relative fair value elements of the contract.

Revenues under bundled arrangements contains multiple performance obligations, including the lease and non-lease performance obligations. Under sales-type lease, for such bundled arrangements, revenues are allocated considering the relative standalone selling prices of the lease and non-lease deliverables included in the bundled arrangement. Lease deliverables include the equipment and financing, which are recognized on a straight-line basis over the term of the lease, while non-lease deliverables generally consist of supplies and maintenance services, which are generally recognized over the term of the lease as maintenance services revenue as noted below under “Revenue from maintenance services”. The allocation for the lease deliverables begins by allocating revenues to equipment and financing based on their standalone selling price, and the remaining amounts are allocated to the supplies and maintenance services.

For operating lease, since the lease component, if accounted for separately, would be classified as an operating lease, and maintenance services associated with lease are also transfer to the customers over the term of the lease. As both criteria are met, the Company makes the accounting policy election in accordance with ASC 842-10-15-42A, and therefore, the Company chooses to not separate non-lease components from lease components and, instead, to account for each separate lease component and the non-lease components associated with that lease component as a single component.

The Company considers the economic life of most of the products to be five years and there is no significant after-market for the used equipment. The Company believes five years is representative of the period during which the equipment is expected to be economically usable, with normal service, for the purpose for which it is intended. Residual values are not significant.

With respect to their standalone selling price, the Company performs an analysis based on cash selling prices during the applicable period. The cash selling prices are compared to the range of values determined for the leases. The range of cash selling prices must be reasonably consistent with the lease selling prices in order for the Company to determine that such lease prices are indicative of standalone selling price.

No significant returns, refund and other similar obligations during the years ended March 31, 2024, 2023 and 2022.

Financing:

Finance income attributable to sales-type leases is recognized on the accrual basis using the effective interest method.

Revenue from maintenance services

The Company provides maintenance services for which the customer pays a single negotiated fixed minimum monthly payment for all elements over the contractual term. These arrangements typically include implementation, configuration, training, technical support, and repair of the office equipment, which to ensure the functionality of the machines. These services represent a single performance obligation as they are highly interdependent and interrelated and cannot be separately identifiable. The fixed minimum monthly payments are multiplied by the number of months in the contract term to arrive at the total fixed minimum payments that the customer is obligated to make (fixed payments) over the contractual term. Revenues from maintenance and technical support services are recognized over time as such services are performed in a straight-line basis.

No significant returns, refund and other similar obligations during the years ended March 31, 2024, 2023 and 2022.

Revenue disaggregation

The Company’s disaggregation of revenues for the years ended March 31, 2024, 2023 and 2022 are as the following:

	For the Years Ended
	March 31,
	2024	2023	2022
Revenue from sales of equipment	$13,627,509	$15,117,845	$18,292,294
Revenue from maintenance services	2,090,109	2,184,692	4,083,042
Revenue from leasing of equipment	1,234,320	1,109,840	1,486,633
Revenue from financing	12,019	12,935	13,362
Total revenue	$16,963,957	$18,425,312	$23,875,331
Timing of revenue recognition
Equipment transferred at a point in time	13,627,509	15,117,845	18,292,294
Services rendered over time	3,336,448	3,307,467	5,583,037
Total revenue	16,963,957	18,425,312	23,875,331

All the Company’s revenue are generated in the PRC.

Contract assets and liabilities

The Company does not have contract assets as of March 31, 2024 and 2023. Contract liabilities represent payment has been received from the Company’ customers in advance of the delivery of products or services. The Company’s contract liabilities, which are reflected in its consolidated balance sheets as deferred revenue of $598,661 and $584,644 as of March 31, 2024 and 2023, respectively. The amount of revenue recognized in the years ended March 31, 2024, 2023 and 2022 that was included in the opening deferred revenue was $328,384, $219,144 and $514,116, respectively. All unsatisfied performance obligation will be performed within the next twelve months and no significant financing component is involved.

Costs of revenue

Cost of equipment sold primarily included the costs to purchase the office equipment, inducing the freight-in expenses and ordering expenses. For operating lease, cost of leasing of office equipment primarily included the depreciation expense of equipment leased, and the handling and shipping costs. Cost of maintenance and repair services primarily included the labor, costs of equipment parts and supplies, the transportation expenses, and the costs paid to the contractors in the cases that we outsourced the services.

Research and development expenses

Research and development costs relating to the development of new processes, including significant improvements and refinements to existing processes, are expensed when incurred in accordance with the FASB ASC 730, “Research and Development.” The research and development costs primarily comprise employee costs, consultant fees, travel and transportation fees, and depreciation to property, plant and equipment used in the research and development activities. For the years ended March 31, 2024, 2023 and 2022, total research and development expense were $223,136, $250,344 and $302,479, respectively.

Employee benefits

The Company’s subsidiaries in the PRC participate in a government-mandated multi-employer employee benefits plan pursuant to which pension, work-related injury benefits, maternity insurance, medical insurance, unemployment benefit and housing fund are provided to eligible full-time employees. The relevant labor regulations require the Company’s subsidiaries and the VIEs in the PRC to pay the local labor and social welfare authorities monthly contributions based on the applicable benchmarks and rates stipulated by the local government. The contributions to the plan are expensed as incurred. Employee social security and welfare benefits included as expenses in the accompanying consolidated statements of income and comprehensive income (loss) amounted to $434,612, $465,962 and $597,825 for the years ended March 31, 2024, 2023 and 2022, respectively.

Income taxes

The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

An uncertain tax position is recognized only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. No significant penalties or interest relating to income taxes have been incurred during the years ended March 31, 2024, 2023 and 2022. The Company does not believe that there was any uncertain tax provision on March 31, 2024 and 2023. The Company’s subsidiary and the VIEs in China are subject to the income tax laws of the PRC. No significant income was generated outside the PRC for the years ended March 31, 2024, 2023 and 2022. According to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion.

Value added tax (“VAT”)

The Company is a general taxpayer and is subject to applicable VAT tax rate of 5% to 13%. VAT is reported as a deduction to revenue when incurred. Entities that are VAT general taxpayers are allowed to offset qualified input VAT tax paid to suppliers against their output VAT liabilities.

Earnings per share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average common shares outstanding for the period. Diluted presents the dilutive effect on a per share basis of potential common shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential common shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. As of March 31, 2024 and 2023, there were no dilutive shares.

Comprehensive income (loss)

Comprehensive income (loss) consists of two components, net income and other comprehensive income (loss). The foreign currency translation gain or loss resulting from translation of the financial statements expressed in RMB to US$ is reported in foreign currency translation loss in the consolidated statements of income and comprehensive income (loss).

Statement of cash flows

In accordance with ASC 230, “Statement of Cash Flows”, cash flows from the Company’s operations are calculated in functional currency and translated into the reporting currency using the average exchange rate in the period. As a result, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets.

Related parties and transactions

The Company identifies related parties, and accounts for, discloses related party transactions in accordance with ASC 850, “Related Party Disclosures” and other relevant SEC rules and regulations.

Parties, which can be a corporation or individual, are considered to be related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Companies are also considered to be related if they are subject to common control or common significant influence. Transactions between related parties commonly occurring in the normal course of business are considered to be related party transactions.

Segment reporting

ASC Topic 280, “Segment Reporting,” requires use of the “management approach” model for segment reporting. The management approach model is based on the way a company’s Chief Operating Decision Maker (“CODM”) organizes segments within the Company for making operating decisions assessing performance and allocating resources. Reportable segments are based on products and services, geography, legal structure, management structure, or any other manner in which management disaggregates a company. The Company’s CODM has been identified as the Chief Executive Officer, who reviews consolidated results including revenue, gross profit and operating profit at a consolidated level only. The Company does not distinguish between markets for the purpose of making decisions about resources allocation and performance assessment. Therefore, the Company has only one operating segment and one reportable segment. Management determined the Company’s operations constitute a single reportable segment. This reflects the fact that our CODM continues to evaluate our financial information and resources, and continues to assess the performance of these resources, on a consolidated basis. All required financial segment information is therefore included in our consolidated financial statements. 100% of the Company’s assets were located in the PRC and 100% of the Company’s revenues were derived from its wholly owned subsidiaries, and the VIEs and VIEs’ subsidiaries located in the PRC, hence, no disclosure of geographic areas is required for the years ended March 31, 2024, 2023 and 2022.

Recent accounting pronouncements

The Company is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. As a result, the Company’s operating results and financial statements may not be comparable to the operating results and financial statements of other companies who have adopted the new or revised accounting standards.

In October 2023, the FASB issued ASU No. 2023-06, “Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative”. This standard was issued in response to the SEC’s disclosure update and simplification initiative, which affects a variety of topics within the Accounting Standards Codification. The amendments apply to all reporting entities within the scope of the affected topics unless otherwise indicated. This ASU will become effective for each amendment on the date on which the SEC removes the related disclosure from its regulations. However, if by June 30, 2027, the SEC has not removed the related disclosure from its regulations, the amendments will be removed from the Codification and not become effective for any entity. The Company is currently evaluating the impact of adopting this ASU on its financial statements.

In November 2023, the FASB issued ASU No. 2023-07, “Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures.” This ASU expands required public entities’ segment disclosures, including disclosure of significant segment expenses that are regularly provided to the chief operating decision maker and included within each reported measure of segment profit or loss, an amount and description of its composition for other segment items and interim disclosures of a reportable segment’s profit or loss and assets. ASU 2023-07 is applied retrospectively to all periods presented in financial statements, unless it is impracticable. This ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company plans to adopt this guidance effective April 1, 2025 and the Company is currently evaluating the impact of adopting this ASU on its financial statements.

In December 2023, the FASB issued ASU No. 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures”. This ASU requires additional quantitative and qualitative income tax disclosures to enable financial statements users better assess how an entity’s operations and related tax risks and tax planning and operational opportunities affect its tax rate and prospects for future cash flows. The ASU is effective for annual reporting periods beginning after December 15, 2024, with early adoption permitted and can be applied on either a prospective or retroactive basis. The Company plans to adopt this guidance effective April 1, 2025 and the Company is currently evaluating the impact of adopting this ASU on its financial statements.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Company does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.